united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

Good Harbor Tactical Core US Fund
Class A Shares: GHUAX	Class C Shares: GHUCX	Class I Shares: GHUIX

Good Harbor Tactical Core Developed Markets Fund
Class A Shares: GHDAX	Class C Shares: GHDCX	Class I Shares: GHDIX

Good Harbor Tactical Equity Income Fund
Class A Shares: GHTAX	Class C Shares: GHTCX	Class I Shares: GHTIX

Good Harbor Tactical Core Emerging Markets Fund
Class A Shares: GHEAX	Class C Shares: GHECX	Class I Shares: GHEIX

Good Harbor Tactical Currency Strategy Fund
Class A Shares: GHCAX	Class C Shares: GHCCX	Class I Shares: GHCIX

Tactical Core US II Fund

Semi-Annual Report

March 31, 2015

Advised by:

www.ghf-funds.com 1-877-270-2848

Distributed by Northern Lights Distributors, LLC
Member FINRA

GOOD HARBOR TACTICAL CORE US FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2015

The Fund's performance figures* for the periods ended March 31, 2015, as compared to its benchmark:
			Inception**-	Inception***-
	Six Months	One Year	March 31, 2015	March 31, 2015
Good Harbor Tactical Core US Fund - Class A	(3.60)%	(14.56)%	(2.53)%	N/A
Good Harbor Tactical Core US Fund - Class A with load	(9.15)%	(19.51)%	(5.07)%	N/A
Good Harbor Tactical Core US Fund - Class C	(3.96)%	(15.16)%	N/A	(3.38)%
Good Harbor Tactical Core US Fund - Class I	(3.48)%	(14.34)%	(2.30)%	N/A
S&P 500 Total Return Index ****	5.93%	12.73%	20.47%	19.07%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses are 1.48% for Class A shares, 2.23% for Class C shares and 1.23% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.
** Inception date is December 31, 2012.
***  Inception date is January 4, 2013.
**** The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2015	% of Net Assets
Equity Funds	34.3%
Money Market Fund	58.7%
Other Assets Less Liabilities - Net	7.0%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2015

The Fund's performance figures* for the periods ended March 31, 2015, as compared to its benchmark:

			Inception** -
	Six Months	One Year	March 31, 2015
Good Harbor Tactical Core Developed Markets Fund - Class A	(0.65)%	(5.97)%	(4.60)%
Good Harbor Tactical Core Developed Markets Fund - Class A with load	(6.34)%	(11.33)%	(8.29)%
Good Harbor Tactical Core Developed Markets Fund - Class C	(1.10)%	(6.71)%	(5.29)%
Good Harbor Tactical Core Developed Markets Fund - Class I	(0.45)%	(5.58)%	(4.33)%
MSCI EAFE Index ***	1.13%	(0.92)%	3.59%

*The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains.Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses are 3.97% for Class A shares, 4.72% for Class C shares and 3.72% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.
** Inception date is September 30, 2013.
*** The MSCI EAFE Index is recognized as the pre-eminent benchmark in the United States to measure international equity performance. It comprises the MSCI country indices that represent developed markets outside of North America: Europe, Australasia and the Far East. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Fund's returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2015	% of Net Assets
Equity Funds	95.9%
Money Market Fund	3.2%
Other Assets Less Liabilities - Net	0.9%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

GOOD HARBOR TACTICAL EQUITY INCOME FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2015

The Fund's performance figures* for the periods ended March 31, 2015, as compared to its benchmark:

			Inception**-
	Six Months	One Year	March 31, 2015
Good Harbor Tactical Equity Income Fund - Class A	(3.85)%	(7.93)%	(5.55)%
Good Harbor Tactical Equity Income Fund - Class A with load	(9.35)%	(13.21)%	(9.21)%
Good Harbor Tactical Equity Income Fund - Class C	(4.15)%	(8.55)%	(6.20)%
Good Harbor Tactical Equity Income Fund - Class I	(3.67)%	(7.56)%	(5.23)%
S&P 500 Total Return Index ***	5.93%	12.73%	17.19%

*The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses are 1.53% for Class A shares, 2.28% for Class C shares and 1.28% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.
** Inception date is September 30, 2013.
*** The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Fund's returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2015	% of Net Assets
Real Estate Investment Trusts	37.4%
Money Market Fund	35.2%
Pipelines	11.8%
Equity Fund	5.8%
Lodging	5.4%
Oil & Gas	4.8%
Diversified Financial Services	3.5%
Liabilities Less Other Assets - Net	(3.9)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2015

The Fund's performance figures* for the period ended March 31, 2015, as compared to its benchmark:

			Inception**-
	Six Months	One Year	March 31, 2015
Good Harbor Tactical Core Emerging Markets Fund - Class A	(4.21)%	(1.36)%	(3.01)%
Good Harbor Tactical Core Emerging Markets Fund - Class A with load	(9.70)%	(6.99)%	(7.41)%
Good Harbor Tactical Core Emerging Markets Fund - Class C	(4.44)%	(2.09)%	(3.49)%
Good Harbor Tactical Core Emerging Markets Fund - Class I	(4.16)%	(1.22)%	(2.82)%
MSCI Emerging Markets Index ***	(2.37)%	0.44%	1.18%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses are 17.30% for Class A shares, 18.05% for Class C shares and 17.05% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price.  For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.
** Inception date is December 20, 2013.
*** The MSCI Emerging Markets Index is designed to measure equity performance in global emerging markets.  With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in 21 emerging economies.  Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Fund's returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2015	% of Net Assets
Equity Funds	91.2%
Money Market Fund	4.0%
Other Assets Less Liabilities - Net	4.8%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

GOOD HARBOR TACTICAL CURRENCY STRATEGY FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2015

The Fund's performance figures* for the period ended March 31, 2015, as compared to its benchmark:

		Inception**-
	Six Months	September 30, 2014
Good Harbor Tactical Currency Strategy Fund - Class A	11.46%	13.80%
Good Harbor Tactical Currency Strategy Fund - Class A with load	5.08%	7.26%
Good Harbor Tactical Currency Strategy Fund - Class C	11.46%	13.80%
Good Harbor Tactical Currency Strategy Fund - Class I	11.46%	13.80%
S&P 500 Total Return Index ***	5.93%	9.34%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.75%, 2.50%, and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses are 1.99% for Class A shares, 2.74% for Class C shares and 1.74% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.
** Inception date is May 30, 2014.
*** The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2015	% of Net Assets
Money Market Fund	96.8%
Other Assets Less Liabilities - Net	3.2%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

TACTICAL CORE US II FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2015

The Fund's performance figures* for the period ended March 31, 2015, as compared to its benchmark:

		Inception** -
	Six Months	March 31, 2015
Tactical Core US II Fund	1.47%	(3.50)%
S&P 500 Total Return Index ***	5.93%	12.08%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.40%, 2.15%, and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses are 1.75% for Class A shares, 2.50% for Class C shares and 1.50% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.
** Inception date is May 16, 2014.
*** The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2015	% of Net Assets
Equity Funds	82.5%
Money Market Fund	2.4%
Other Assets Less Liabilities - Net	15.1%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

GOOD HARBOR TACTICAL CORE U.S. FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 34.3%
	EQUITY FUNDS - 34.3%
162,168	iShares Core S&P 500 ETF	$33,703,375
280,120	iShares Core S&P 400 Mid-Cap ETF	42,572,638
539,303	iShares Russell 2000 Index Fund	67,062,328
	TOTAL EXCHANGE TRADED FUNDS (Cost - $143,113,250)	143,338,341

	SHORT TERM INVESTMENT - 58.7%
	MONEY MARKET FUND - 58.7%
245,065,954	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.08% * (Cost $245,065,954)	245,065,954

	TOTAL INVESTMENTS - 93.0% (Cost - 388,179,204) (a)	$388,404,295
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.0%	29,432,777
	NET ASSETS - 100.0%	$417,837,072

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2015. ETF- Exchange Traded Fund
(a)
Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $389,460,878 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,075,307
Unrealized depreciation	(2,131,890)
Net unrealized depreciation	$(1,056,583)

LONG FUTURES CONTRACTS

Long Contracts	Description	Underlying Face Amount at Value *	Unrealized Gain
1,280	Russell Mini Future June 2015	$159,859,200	$2,496,230
768	S&P E-Mini Future June 2015	79,132,800	720,000
470	S&P Midcap 400 E-Mini Future June 2015	71,430,600	761,330
	Net Unrealized Gain from Open Long Futures Contracts		$3,977,560

* The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The counterparty for these open future contracts is Bank of America Merrill Lynch.

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 95.9%
	EQUITY FUNDS - 95.9%
11,463	iShares MSCI Australia ETF	$262,044
20,928	iShares MSCI France ETF	543,709
8,058	iShares MSCI Switzerland Capped ETF	267,606
9,044	iShares MSCI Germany ETF	269,873
14,705	iShares MSCI United Kingdom ETF	264,837
5,063	ProShares Ultra MSCI EAFE *	535,605
		2,143,674

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,089,455)	2,143,674

	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUND - 3.2%
70,663	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.08% ** (Cost $70,663)	70,663

	TOTAL INVESTMENTS - 99.1% (Cost - $2,160,118) (a)	$2,214,337
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	20,577
	NET ASSETS - 100.0%	$2,234,914

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2015. ETF- Exchange Traded Fund
(a)
Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,508,655 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$76,541
Unrealized depreciation	(370,859)
Net unrealized depreciation	$(294,318)

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value
	COMMON STOCK - 62.9%
	DIVERSIFIED FINANCIAL SERVICES- 3.5%
258,178	NorthStar Asset Management Group, Inc.	$6,025,874

	LODGING - 5.4%
112,736	Starwood Hotels & Resorts Worldwide, Inc.	9,413,456

	OIL & GAS - 4.8%
1,728,431	Pengrowth Energy Corp.	5,168,009
1,903,240	Penn West Petroleum, Ltd.	3,140,346
		8,308,355
	PIPELINES - 11.8%
141,483	TransCanada Corp.	6,044,154
283,914	Williams Cos, Inc. ^	14,363,209
		20,407,363
	REAL ESTATE INVESTMENT TRUSTS - 37.4%
255,028	Hospitality Properties Trust	8,413,374
759,562	Lexington Realty Trust	7,466,494
80,527	Mid-America Apartment Communities, Inc.	6,222,321
238,922	NorthStar Realty Finance Corp.	4,329,267
141,957	Plum Creek Timber Co, Inc.	6,168,032
137,310	Ryman Hospitality Properties, Inc.	8,363,552
437,489	Starwood Property Trust, Inc.	10,630,983
66,745	Ventas, Inc.	4,873,720
123,691	WP Carey, Inc.	8,410,988
		64,878,731
	TOTAL COMMON STOCK (Cost - $107,542,129)	109,033,779

	EXCHANGE TRADED FUNDS - 5.8%
	EQUITY FUND - 5.8%
610,671	Alerian MLP ETF (Cost - $10,893,929)	10,118,818

Shares	SHORT-TERM INVESTMENTS - 35.2%
	MONEY MARKET FUND - 35.2%
60,964,009	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.08% ** (Cost - $60,964,009)	60,964,009

	TOTAL INVESTMENTS - 103.9% (Cost - $179,400,067) (a)	$180,116,606
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9) %	(6,802,834)
	NET ASSETS - 100.0%	$173,313,772

Contracts +	WRITTEN CALL OPTIONS * - (0.5) %	Value
1,419	Williams Cos., Inc.
	Expiration May 2015, Exercise Price $45.00	872,685
1,050	Williams Cos., Inc.
	Expiration May 2015, Exercise Price $62.50	2,100
	TOTAL WRITTEN CALL OPTIONS (Premiums received - $480,572)	874,785

+ Each contract represents 100 shares of the underlying stock.
* Non-income producing security.
**  Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
^ Security held as collateral for written call options outstanding.
(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $184,309,350, including options written, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,177,351
Unrealized depreciation	(12,244,880)
Net unrealized depreciation	$(5,067,529)

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 91.2%
	EQUITY FUNDS - 91.2%
1,355	iShares MSCI Brazil Capped ETF	$42,506
777	iShares MSCI China ETF	42,347
2,582	iShares MSCI India ETF	82,856
1,402	iShares MSCI Mexico Capped ETF	81,260
3,258	iShares MSCI Russia Capped ETF	42,419
1,259	iShares MSCI South Africa ETF	84,378
709	iShares MSCI South Korea Capped ETF	40,583
5,131	iShares MSCI Taiwan ETF	80,762
2,402	ProShares Ultra MSCI Emerging Markets *	167,122
	TOTAL EXCHANGE TRADED FUNDS (Cost - $654,342)	664,233

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUND - 4.0%
28,800	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.08% ** (Cost $28,800)	28,800

	TOTAL INVESTMENTS - 95.2% (Cost - $683,142) (a)	$693,033
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8%	35,196
	NET ASSETS - 100.0%	$728,229

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
ETF- Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $692,495 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$14,022
Unrealized depreciation	(13,484)
Net unrealized appreciation	$538

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL CURRENCY STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 96.8%
	MONEY MARKET FUND - 96.8%
267,910	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.08% * (Cost - $267,910)	$267,910

	TOTAL INVESTMENTS - 96.8% (Cost - $267,910) (a)	$267,910
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%	9,000
	NET ASSETS - 100.0%	$276,910

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $267,910 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$–
Unrealized depreciation	–
Net unrealized appreciation	$–

As of March 31, 2015, the following Forward Currency Exchange contracts were open with UBS Invesment Bank:

	Forward Currency Contracts
	Foreign Currency	Settlement Date	Local Currency Amount Purchased	U.S. Dollar Market Value	Unrealized Appreciation /(Depreciation)
To Buy:
	Australian	4/17/2015	233,585	178,150	(4,814)
	British	4/17/2015	102,663	152,289	(802)
	Canadian	4/17/2015	81,746	64,488	8
	Japanese	4/17/2015	1,861,973	15,522	97
	Norwegian	4/17/2015	258,584	32,060	(891)
	Singapore	4/17/2015	134,255	97,813	239
	Swedish	4/17/2015	1,148,668	133,163	1,429
	Swiss	4/17/2015	8,216	8,460	(127)
	Total unrealized loss on forward foreign currency contracts				$(4,861)
To Sell:
	Australian	4/17/2015	16,501	12,585	105
	British	4/17/2015	70,656	104,812	(652)
	Euro	4/17/2015	147,490	158,409	1,164
	Japanese	4/17/2015	1,934,353	16,126	(16)
	New Zealand	4/17/2015	114,908	85,973	1,210
	Norwegian	4/17/2015	268,163	33,248	(770)
	Swedish	4/17/2015	129,352	14,995	254
	Swiss	4/17/2015	188,635	194,251	(3,193)
	Total unrealized loss on forward foreign currency contracts				$(1,898)

See accompanying notes to financial statements.

TACTICAL CORE U.S. II FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 82.5%
	EQUITY FUNDS - 82.5%
67	iShares Core S&P 500 ETF	$13,925
96	iShares Core S&P Mid-Cap 400 ETF	14,590
235	iShares Russell 2000 ETF	29,222
46	ProShares Ultra S&P 500	5,950
78	ProShares Ultra MidCap 400	6,315
131	ProShares Ultra Russell 2000	12,700
	TOTAL EXCHANGE TRADED FUNDS (Cost - $80,355)	82,702

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
2,362	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.08% ** (Cost $2,362)	2,362

	TOTAL INVESTMENTS - 84.9% (Cost - $82,717) (a)	$85,064
	OTHER ASSETS IN EXCESS OF LIABILITIES - 15.1%	15,103
	NET ASSETS - 100.0%	$100,167

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
ETF- Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $83,419 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,562
Unrealized depreciation	(917)
Net unrealized appreciation	$1,645

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2015

	TACTICAL CORE US FUND	TACTICAL CORE DEVELOPED MARKETS FUND	TACTICAL EQUITY INCOME FUND	TACTICAL CORE EMERGING MARKETS FUND	TACTICAL CURRENCY STRATEGY FUND		TACTICAL CORE US II FUND
ASSETS
Investment securities:
At cost	$388,179,204	$2,160,118	$179,400,067	$683,142	$267,910		$82,717
At value	$388,404,295	$2,214,337	$180,116,606	$693,033	$267,910		$85,064
Receivable for securities sold	3,062,291	—	—	—	—		—
Deposit at Broker for futures contracts	30,525,747	—	—	13	—		—
Unrealized appreciation on forward foreign currency transactions	—	—	—	—	4,506		—
Receivable for Fund shares sold	161,141	—	465,698	—	—		—
Dividends and tax reclaims receivable	—	—	583,902	—	—		15
Prepaid expenses and other assets	53,404	35,153	45,895	62,616	22,747		9,240
Receivable due from Advisor	—	26,336	—	28,620	25,057		5,848
TOTAL ASSETS	422,206,878	2,275,826	181,212,101	784,282	320,220		100,167
LIABILITIES
Options written, at value (Premiums received 480,572)	—	—	874,785	—	—		—
Variation margin - Due to Broker	1,132,900	—	—	—	—		—
Unrealized depreciation on forward foreign currency transactions	—	—	—	—	11,265		—
Payable for investments purchased	—	—	6,064,206	—	—		—
Payable for Fund shares redeemed	2,249,799	—	551,393	—	—		—
Investment advisory fees payable	779,286	—	304,098	—	—		—
Distribution (12b-1) fees payable	153,086	1,025	47,398	124	4		—
Accrued expenses and other liabilities	54,735	39,887	56,449	55,929	32,041		—
TOTAL LIABILITIES	4,369,806	40,912	7,898,329	56,053	43,310		—
NET ASSETS	$417,837,072	$2,234,914	$173,313,772	$728,229	$276,910		$100,167

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$660,238,554	$3,987,508	$210,274,115	$1,013,179	$266,260		$103,751
Accumulated net investment income (loss)	(2,578,390)	(11,986)	2,058,251	(7,824)	432		800
Accumulated net realized gain (loss) on security transactions, futures, options contracts, forward foreign currency exchange contracts and
currency transactions	(244,025,743)	(1,794,827)	(39,340,920)	(287,017)	16,977		(6,731)
Net unrealized appreciation (depreciation) on security transactions,
futures, options contracts and currency translations	4,202,651	54,219	322,326	9,891	(6,759)		2,347
NET ASSETS	$417,837,072	$2,234,914	$173,313,772	$728,229	$276,910		$100,167

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$100,363,738	$362,351	$45,061,193	$89,389	$11
Shares of beneficial interest outstanding	10,778,997	40,040	5,032,141	9,754	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.31	$9.05	$8.95	$9.16	$11.38	(b)
Maximum offering price per share (maximum sales charge of 5.75%)	$9.88	$9.60	$9.50	$9.72	$12.07

Class C Shares :
Net Assets	$140,079,063	$1,098,739	$39,721,276	$124,782	$21,208
Shares of beneficial interest outstanding	15,293,752	121,751	4,452,264	13,701	1,864
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(c)	$9.16	$9.02	$8.92	$9.11	$11.38

Class I Shares:
Net Assets	$177,394,271	$773,824	$88,531,303	$514,058	$255,691		$100,167
Shares of beneficial interest outstanding	18,945,925	85,448	9,874,969	56,027	22,461		10,375

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.36	$9.06	$8.97	$9.18	$11.38		$9.65

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(b)	NAV may not recalculate due to rounding.
(c)	Investments in Class C shares are subject to a 1.00% contingent deferred sales charge ("CDSC") of the purchase price on shares redeemed during the first 12 months after their purchase.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2015

	TACTICAL CORE US FUND	TACTICAL CORE DEVELOPED MARKETS FUND	TACTICAL EQUITY INCOME FUND	TACTICAL CORE EMERGING MARKETS FUND	TACTICAL CURRENCY STRATEGY FUND	TACTICAL CORE US II FUND
INVESTMENT INCOME
Dividends	$2,694,349	$49,732	$4,966,984	$3,887	$—	$849
Interest	45,585	319	14,981	125	33	1
Less: Foreign dividend tax witheld	—	—	(285,333)	—	—	—
TOTAL INVESTMENT INCOME	2,739,934	50,051	4,981,965	4,012	33	850
EXPENSES
Investment advisory fees	3,095,056	30,036	1,087,582	9,647	804	496
Distribution (12b-1) fees:
Class A	174,111	1,633	78,446	122	—	—
Class C	973,897	5,946	221,265	629	4	—
Administrative services fees	439,428	75,680	210,088	73,567	77,267	223
Registration fees	—	—	—	—	—	364
Legal Fee	—	—	—	—	—	8,640
Custodian fees	—	—	—	—	—	2,994
Other expenses	—	—	—	—	—	500
TOTAL EXPENSES	4,682,492	113,295	1,597,381	83,965	78,075	13,217
Less: Fees waived and expenses reimbursed by the Advisor	(2,046)	(71,486)	(51,872)	(72,149)	(77,106)	(12,647)
NET EXPENSES	4,680,446	41,809	1,545,509	11,816	969	570
NET INVESTMENT INCOME (LOSS)	(1,940,512)	8,242	3,436,456	(7,804)	(936)	280
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(61,083,233)	(907,517)	(36,252,739)	(241,728)	—	(2,086)
Futures contracts	(20,735,055)	(215,874)	—	(36,022)	—	—
Forward foreign currency contracts	—	—	—	—	16,977	—
Options written	—	—	4,309,674	—	—	—
Net realized gain (loss)	(81,818,288)	(1,123,391)	(31,943,065)	(277,750)	16,977	(2,086)
Net change in unrealized appreciation (depreciation) on:
Investments	31,777,416	600,546	17,643,548	94,354	—	3,260
Futures contracts	19,030,662	62	—	94	—	—
Options written	—	—	(703,437)	—	—	—
Foreign currency translations	—	—	—	—	(7,654)	—
Net change in unrealized appreciation (depreciation) on investments	50,808,078	600,608	16,940,111	94,448	(7,654)	3,260
NET REALIZED AND UNREALIZED GAIN (LOSS)	(31,010,210)	(522,783)	(15,002,954)	(183,302)	9,323	1,174
NET INCREASE (DECREASE) IN NET ASSETS	$(32,950,722)	$(514,541)	$(11,566,498)	$(191,106)	$8,387	$1,454

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	TACTICAL CORE US FUND
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS
Net investment loss	$(1,940,512)	$(495,131)
Net realized loss on investments and futures contracts	(81,818,288)	(141,063,167)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	50,808,078	(61,960,603)
Net increase (decrease) in net assets resulting from operations	(32,950,722)	(203,518,901)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(37,664)	(3,745,035)
Class C	(54,387)	(2,593,146)
Class I	(76,175)	(7,918,845)
Net decrease in net assets resulting from distributions to shareholders	(168,226)	(14,257,026)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	20,780,844	368,623,016
Class C	8,898,514	317,592,178
Class I	57,635,907	888,152,886
Net asset value of shares issued in reinvestment of distributions:
Class A	35,195	3,522,285
Class C	53,564	2,511,887
Class I	73,663	7,661,003
Redemption fee proceeds:
Class A	2,423	19,782
Class C	3,364	17,013
Class I	5,062	43,339
Payments for shares redeemed:
Class A	(132,849,847)	(271,152,622)
Class C	(125,167,879)	(76,144,602)
Class I	(327,134,917)	(624,315,660)
Net increase (decrease) in net assets from shares of beneficial interest	(497,664,107)	616,530,505

TOTAL INCREASE (DECREASE) IN NET ASSETS	(530,783,055)	398,754,578

NET ASSETS
Beginning of Period	948,620,127	549,865,549
End of Period*	$417,837,072	$948,620,127
* Includes accumulated net investment loss of:	$(2,578,390)	$(637,878)

SHARE ACTIVITY
Class A:
Shares Sold	2,225,853	32,948,050
Shares Reinvested	3,805	309,515
Shares Redeemed	(14,195,912)	(25,730,216)
Net increase (decrease) in shares of beneficial interest outstanding	(11,966,254)	7,527,349

Class C:
Shares Sold	961,640	28,340,856
Shares Reinvested	5,873	222,291
Shares Redeemed	(13,599,249)	(7,443,059)
Net increase (decrease) in shares of beneficial interest outstanding	(12,631,736)	21,120,088

Class I:
Shares Sold	6,106,526	78,656,024
Shares Reinvested	7,921	671,429
Shares Redeemed	(34,810,175)	(59,205,194)
Net increase (decrease) in shares of beneficial interest outstanding	(28,695,728)	20,122,259

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	TACTICAL CORE DEVELOPED MARKETS FUND
	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (a)
FROM OPERATIONS
Net investment income	$8,242	$164,132
Net realized loss on security transactions and futures contracts	(1,123,391)	(671,436)
Net change in unrealized appreciation (depreciation) on security transactions, and futures contracts	600,608	(546,389)
Net decrease in net assets resulting from operations	(514,541)	(1,053,693)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(65,848)	—
Class C	(25,731)	—
Class I	(92,848)	—
Net decrease in net assets resulting from distributions to shareholders	(184,427)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	150,583	4,076,998
Class C	161,800	2,489,253
Class I	147,231	11,506,528
Net asset value of shares issued in reinvestment of distributions:
Class A	65,601	—
Class C	25,304	—
Class I	92,847	—
Redemption fee proceeds:
Class A	74	1,963
Class C	42	977
Class I	189	5,263
Payments for shares redeemed:
Class A	(2,227,643)	(1,284,554)
Class C	(431,523)	(933,035)
Class I	(7,710,840)	(2,149,483)
Net increase (decrease) in net assets from shares of beneficial interest	(9,726,335)	13,713,910

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,425,303)	12,660,217

NET ASSETS
Beginning of Period	12,660,217	—
End of Period*	$2,234,914	$12,660,217
* Includes accumulated net investment income (loss) of:	$(11,986)	$164,198

SHARE ACTIVITY
Class A:
Shares Sold	16,604	402,626
Shares Reinvested	7,810	—
Shares Redeemed	(257,906)	(129,094)
Net increase (decrease) in shares of beneficial interest outstanding	(233,492)	273,532

Class C:
Shares Sold	18,176	246,506
Shares Reinvested	3,012	—
Shares Redeemed	(49,477)	(96,466)
Net increase (decrease) in shares of beneficial interest outstanding	(28,289)	150,040

Class I:
Shares Sold	16,214	1,144,547
Shares Reinvested	11,053	—
Shares Redeemed	(866,624)	(219,742)
Net increase (decrease) in shares of beneficial interest outstanding	(839,357)	924,805

(a) The Good Harbor Tactical Core Developed Markets Fund Class A, C and I shares commenced operations on October 1, 2013.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	TACTICAL EQUITY INCOME FUND
	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (b)
FROM OPERATIONS
Net investment income	$3,436,456	$2,913,521
Net realized loss on security transactions and options contracts	(31,943,065)	(7,401,120)
Net change in unrealized appreciation (depreciation) on security transactions and options contracts	16,940,111	(16,617,785)
Net decrease in net assets resulting from operations	(11,566,498)	(21,105,384)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(534,186)	(691,948)
Class C	(303,737)	(239,573)
Class I	(1,045,714)	(1,473,303)
Net decrease in net assets resulting from distributions to shareholders	(1,883,637)	(2,404,824)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	21,335,181	115,183,280
Class C	8,592,804	56,269,267
Class I	25,145,458	205,049,765
Net asset value of shares issued in reinvestment of distributions:
Class A	481,627	621,880
Class C	283,103	217,986
Class I	1,006,198	1,400,828
Redemption fee proceeds:
Class A	4,420	4,812
Class C	2,963	2,624
Class I	7,689	9,199
Payments for shares redeemed:
Class A	(61,027,176)	(20,513,635)
Class C	(16,575,940)	(2,651,532)
Class I	(83,601,874)	(40,974,812)
Net increase (decrease) in net assets from shares of beneficial interest	(104,345,547)	314,619,662

TOTAL INCREASE (DECREASE) IN NET ASSETS	(117,795,682)	291,109,454

NET ASSETS
Beginning of Period	291,109,454	—
End of Period*	$173,313,772	$291,109,454
* Includes accumulated net investment income of:	$2,058,251	$505,432

SHARE ACTIVITY
Class A:
Shares Sold	2,379,551	11,397,817
Shares Reinvested	54,703	61,148
Shares Redeemed	(6,813,764)	(2,047,314)
Net increase (decrease) in shares of beneficial interest outstanding	(4,379,510)	9,411,651

Class C:
Shares Sold	956,647	5,566,483
Shares Reinvested	32,302	21,398
Shares Redeemed	(1,859,306)	(265,260)
Net increase (decrease) in shares of beneficial interest outstanding	(870,357)	5,322,621

Class I:
Shares Sold	2,796,341	20,276,569
Shares Reinvested	114,138	137,986
Shares Redeemed	(9,303,501)	(4,146,564)
Net increase (decrease) in shares of beneficial interest outstanding	(6,393,022)	16,267,991

(a) The Good Harbor Tactical Equity Income Fund  Class A, C and I shares commenced operations on October 1, 2013.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	TACTICAL CORE EMERGING MARKETS FUND
	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (a)
FROM OPERATIONS
Net investment income (loss)	$(7,804)	$888
Net realized gain (loss) on security transactions and futures contracts	(277,750)	27,510
Net change in unrealized appreciation (depreciation) on security transactions and futures contracts	94,448	(84,557)
Net decrease in net assets resulting from operations	(191,106)	(56,159)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(4,455)	—
Class C	(5,753)	—
Class I	(26,569)	—
From net investment income:
Class A	(97)	—
Class I	(811)	—
Net decrease in net assets resulting from distributions to shareholders	(37,685)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	23,239	95,266
Class C	41,518	152,583
Class I	2,674,394	2,024,810
Net asset value of shares issued in reinvestment of distributions:
Class A	3,496	—
Class C	5,753	—
Class I	27,379	—
Redemption fee proceeds:
Class A	160	5
Class C	169	10
Class I	960	256
Payments for shares redeemed:
Class A	(16,568)	(2,418)
Class C	(50,382)	(3,685)
Class I	(3,877,030)	(86,736)
Net increase (decrease) in net assets from shares of beneficial interest	(1,166,912)	2,180,091

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,395,703)	2,123,932

NET ASSETS
Beginning of Period	2,123,932	—
End of Period*	$728,229	$2,123,932
* Includes accumulated net investment income (loss) of:	$(7,824)	$888

SHARE ACTIVITY
Class A:
Shares Sold	2,358	9,004
Shares Reinvested	391	—
Shares Redeemed	(1,765)	(234)
Net increase in shares of beneficial interest outstanding	984	8,770

Class C:
Shares Sold	4,426	14,393
Shares Reinvested	647	—
Shares Redeemed	(5,420)	(345)
Net increase (decrease) in shares of beneficial interest outstanding	(347)	14,048

Class I:
Shares Sold	268,895	196,666
Shares Reinvested	3,062	—
Shares Redeemed	(404,360)	(8,236)
Net increase (decrease) in shares of beneficial interest outstanding	(132,403)	188,430

(a) The Good Harbor Tactical Core Emerging Markets Fund Class A, C and I shares commenced operations on December 20, 2013.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tactical Currency Strategy Fund
	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (a)
FROM OPERATIONS
Net investment loss	$(936)	$(499)
Net realized gain on forward foreign currency contracts	16,977	1,867
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(7,654)	895
Net increase in net assets resulting from operations	8,387	2,263

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	10
Class C	21,345	10
Class I	139,482	105,413
Net increase in net assets from shares of beneficial interest	160,827	105,433

TOTAL INCREASE IN NET ASSETS	169,214	107,696

NET ASSETS
Beginning of Period	107,696	—
End of Period*	$276,910	$107,696
* Includes accumulated net investment inome of:	$432	$1,368

SHARE ACTIVITY
Class A:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

Class C:
Shares Sold	1,863	1
Net increase in shares of beneficial interest outstanding	1,863	1

Class I:
Shares Sold	11,920	10,541
Net increase in shares of beneficial interest outstanding	11,920	10,541

(a) The Good Harbor Tactical Currency Strategy Fund Class A, C and I shares commenced operations on May 30, 2014.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	TACTICAL CORE US II FUND
	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (a)
FROM OPERATIONS
Net investment income	$280	$520
Net realized loss on investments	(2,086)	(4,645)
Net change in unrealized appreciation (depreciation) on investments	3,260	(913)
Net decrease in net assets resulting from operations	1,454	(5,038)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	103,751
Net increase in net assets from shares of beneficial interest	—	103,751

TOTAL INCREASE IN NET ASSETS	1,454	98,713

NET ASSETS
Beginning of Period	98,713	—
End of Period*	$100,167	$98,713
* Includes accumulated net investment gain of:	$800	$520

SHARE ACTIVITY
Class A:
Shares Sold	—	10,375
Net increase in shares of beneficial interest outstanding	—	10,375

(a) The Good Harbor Tactical Currency Strategy Fund commenced operations on May 16, 2014

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US FUND CLASS A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Period Ended September 30, 2013 (1)

Net asset value, beginning of period	$9.66		$11.10	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		— (3)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.33)		(1.28)	1.14
Total from investment operations	(0.35)		(1.28)	1.10
Paid in capital from redemption fees (3)	0.00		0.00	0.00
Less distributions from:
Net realized gains	(0.00	) (3)	(0.16)	—
Net asset value, end of period	$9.31		$9.66	$11.10
Total return (4)	(3.60	)% (5)	(11.79)%	11.00	% (5)
Net assets, at end of period (000s)	$100,364		$219,801	$168,848
Ratio of gross expenses to average net assets before reimbursement or recapture (6,8)	1.40	% (7)	1.35%	1.49	% (7)
Ratio of net expenses to average net assets after reimbursement or recapture (8)	1.40	% (7)	1.36%	1.40	% (7)
Ratio of net investment income (loss)to average net assets (8)	(0.50	)% (7)	(0.04)%	(0.47	)% (7)
Portfolio Turnover Rate	530	% (5)	773%	375	% (5)

(1)	The Good Harbor Tactical Core US Fund Class A shares commenced operations on December 31, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.
(7)	Annualized.
(8)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US FUND CLASS C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Period Ended September 30, 2013 (1)

Net asset value, beginning of period	$9.54		$11.04	$10.03
Activity from investment operations:
Net investment income (loss) (2)	(0.06)		(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.32)		(1.27)	1.10
Total from investment operations	(0.38)		(1.34)	1.01
Paid in capital from redemption fees (3)	0.00		0.00	0.00
Less distributions from:
Net realized gains	(0.00	) (3)	(0.16)	—
Net asset value, end of period	$9.16		$9.54	$11.04
Total return (4)	(3.96	)% (5)	(12.40)%	10.07	% (5)
Net assets, at end of period (000s)	$140,079		$266,428	$75,119
Ratio of gross expenses to average net assets before reimbursement or recapture (6,8)	2.15	% (7)	2.10%	2.27	% (7)
Ratio of net expenses to average net assets after reimbursement or recapture (8)	2.15	% (7)	2.11%	2.15	% (7)
Ratio of net investment income (loss) to average net assets (8)	(1.24	)% (7)	(0.70)%	(1.15	)% (7)
Portfolio Turnover Rate	530	% (5)	773%	375	% (5)

(1)	The Good Harbor Tactical Core US Fund Class C shares commenced operations on January 4, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.
(7)	Annualized.
(8)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US FUND CLASS I
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Period Ended September 30, 2013 (1)

Net asset value, beginning of period	$9.71		$11.12	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		0.02	(0.02)
Net realized and unrealized gain (loss) on investments	(0.33)		(1.27)	1.14
Total from investment operations	(0.35)		(1.25)	1.12
Paid in capital from redemption fees (3)	0.00		0.00	0.00
Less distributions from:
Net realized gains	(0.00	) (3)	(0.16)	—
Net asset value, end of period	$9.36		$9.71	$11.12
Total return (4)	(3.48	)% (5)	(11.58)%	11.20	% (5)
Net assets, at end of period (000s)	$177,394		$462,391	$305,898
Ratio of gross expenses to average net assets
before reimbursement or recapture (6,8)	1.15	% (7)	1.10%	1.23	% (7)
Ratio of net expenses to average net assets
after reimbursement or recapture (8)	1.15	% (7)	1.11%	1.15	% (7)
Ratio of net investment income (loss)
to average net assets (8)	(0.28	)% (7)	0.22%	(0.28	)% (7)
Portfolio Turnover Rate	530	% (5)	773%	375	% (5)

(1)	The Good Harbor Tactical Core US Fund Class I shares commenced operations on December 31, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.
(7)	Annualized.
(8)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND
	Class A		Class C		Class I
	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (1)	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (1)	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (1)
Net asset value, beginning of period	$9.38	$10.00	$9.32	$10.00	$9.40	$10.00
Activity from investment operations:
Net investment income (2)	0.06	0.24	(0.03)	0.13	0.01	0.26
Net realized and unrealized loss on investments	(0.14)	(0.86)	(0.09)	(0.81)	(0.07)	(0.86)
Total from investment operations	(0.08)	(0.62)	(0.12)	(0.68)	(0.06)	(0.60)
Paid in capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.25)	—	(0.18)	—	(0.28)	—
Total distributions	(0.25)	—	(0.18)	—	(0.28)	—
Net asset value, end of period	$9.05	$9.38	$9.02	$9.32	$9.06	$9.40
Total return (4,5)	(0.65)%	(6.20)%	(1.10)%	(6.80)%	(0.45)%	(6.00)%
Net assets, at end of period (000s)	$362	$2,567	$1,099	$1,399	$774	$8,695
Ratio of gross expenses to average net assets (6,7,8)	3.77%	3.46%	4.52%	4.21%	3.52%	3.21%
Ratio of net expenses to average net assets (7,8)	1.40%	1.40%	2.15%	2.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets (7,8)	1.31%	2.39%	(0.58)%	1.31%	0.19%	2.58%
Portfolio Turnover Rate (5)	275%	620%	275%	620%	275%	620%

(1)	The Good Harbor Tactical Core Developed Markets Fund Class A, C and I shares commenced operations on October 1, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)	Annualized.
(8)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL EQUITY INCOME FUND
	Class A		Class C		Class I
	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (1)	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (1)	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (1)
Net asset value, beginning of period	$9.39	$10.00	$9.37	$10.00	$9.40	$10.00
Activity from investment operations:
Net investment income (2)	0.09	0.30	0.06	0.22	0.11	0.31
Net realized and unrealized loss on investments	(0.45)	(0.74)	(0.45)	(0.74)	(0.45)	(0.72)
Total from investment operations	(0.36)	(0.44)	(0.39)	(0.52)	(0.34)	(0.41)

Paid in capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.08)	(0.17)	(0.06)	(0.11)	(0.09)	(0.19)
Total distributions	(0.08)	(0.17)	(0.06)	(0.11)	(0.09)	(0.19)

Net asset value, end of period	$8.95	$9.39	$8.92	$9.37	$8.97	$9.40
Total return (4,5)	(3.85)%	(4.52)%	(4.15)%	(5.22)%	(3.67)%	(4.22)%
Net assets, at end of period (000s)	$45,061	$88,373	$39,721	$49,892	$88,531	$152,845
Ratio of gross expenses to average net assets (6,7,8)	1.45%	1.51%	2.20%	2.26%	1.20%	1.26%
Ratio of net expenses to average net assets (7,8)	1.40%	1.40%	2.15%	2.15%	1.15%	1.15%
Ratio of net investment income to average net assets (7,8)	2.09%	2.90%	1.43%	2.13%	2.37%	2.99%
Portfolio Turnover Rate (5)	78%	90%	78%	90%	78%	90%

(1)	The Good Harbor Tactical Equity Income Fund's Class A, C and I shares commenced operations on October 1, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)	Annualized.
(8)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND
	Class A		Class C		Class I
	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (1)	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (1)	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (1)
Net asset value, beginning of period	$10.04	$10.00	$10.00	$10.00	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.05)	(0.04)	(0.08)	(0.09)	(0.04)	0.02
Net realized and unrealized gain on investments	(0.40)	0.08	(0.39)	0.09	(0.40)	0.04
Total from investment operations	(0.45)	0.04	(0.47)	(0.00)	(0.44)	0.06
Paid in capital from redemption fees	0.02	0.00 (3)	0.01	0.00 (3)	0.01	0.00 (3)
Less distributions from:
Net investment income	(0.01)	—	—	—	(0.01)	—
Net realized gains	(0.44)	—	(0.43)	—	(0.44)	—
Total distributions	(0.45)	—	(0.43)	—	(0.45)	—
Net asset value, end of period	$9.16	$10.04	$9.11	$10.00	$9.18	$10.06
Total return (4,5)	(4.21)%	0.40%	(4.44)%	0.00%	(4.16)%	0.60%
Net assets, at end of period (000s)	$89	$88	$125	$141	$514	$1,895
Ratio of gross expenses to average net assets (6,7,8)	8.18%	16.81%	8.93%	17.56%	7.93%	16.56%
Ratio of net expenses to average net assets (7,8)	1.40%	1.40%	2.15%	2.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets (7,8)	(1.04)%	(0.56)%	(1.78)%	(1.12)%	(0.73)%	0.19%
Portfolio Turnover Rate (5)	560%	233%	560%	233%	560%	233%

(1)	The Good Harbor Tactical Core Emerging Markets Fund's Class A, C and I shares commenced operations on December 20, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)	Annualized.
(8)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CURRENCY FUND
	Class A		Class C		Class I
	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (1)	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (1)	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014 (1)
Net asset value, beginning of period	$10.21	$10.00	$10.21	$10.00	$10.21	$10.00
Activity from investment operations:
Net investment loss (2)	(0.01)	- (8)	(0.13)	- (8)	(0.08)	(0.05)
Net realized and unrealized gain on investments	1.18	0.21	1.30	0.21	1.25	0.26
Total from investment operations	1.17	0.21	1.17	0.21	1.17	0.21
Net asset value, end of period	$11.38	$10.21	$11.38	$10.21	$11.38	$10.21
Total return (3,4)	11.46%	2.10%	11.46%	2.10%	11.46%	2.10%
Net assets, at end of period	$11.38	$10.21	$21,208	$10.21	$255,691	$107,676
Ratio of gross expenses to average net assets (5,6,7)	121.30%	1.95%	122.05%	2.70%	121.05%	1.70%
Ratio of net expenses to average net assets (6,7)	1.75%	1.75%	2.50%	2.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (6,7)	(0.18)%	0.00%	(2.20)%	0.00%	(1.44)%	(1.45)%
Portfolio Turnover Rate (4)	0%	0%	0%	0%	0%	0%

(1)	The Good Harbor Tactical Currency Strategy Fund Class A, C and I shares commenced operations on May 30, 2014
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Amount represents less than $0.01.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US II FUND
	Six Months
	Ended March 31,	Period Ended
	2015	September 30,
	(Unaudited)	2014 (1)
Net asset value, beginning of period	$9.51	$10.00
Activity from investment operations:
Net investment income (2)	0.02	0.05
Net realized and unrealized
loss on investments	0.12	(0.54)
Total from investment operations	0.14	(0.49)
Net asset value, end of period	$9.65	$9.51

Total return (3,4)	1.47%	(4.90)%

Net assets, at end of period (000s)	$100	$99
Ratio of gross expenses to average
net assets (5,6,7)	26.64%	60.60%
Ratio of net expenses to average
net assets (6,7)	1.15%	1.15%
Ratio of net investment income
to average net assets (6,7)	0.56%	1.38%
Portfolio Turnover Rate (4)	363%	268%

(1)	The Good Harbor Tactical Core US II Fund commenced operations on May 16, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015

1.           ORGANIZATION

The Good Harbor Tactical Core US Fund (“Tactical Core US Fund”), formerly known as Good Harbor U.S. Tactical Core Fund, the Good Harbor Tactical Core Developed Markets Fund (“Tactical Core Developed Markets Fund”), formerly known as Good Harbor Tactical Core International Developed Markets Fund, the Good Harbor Tactical Equity Income Fund (“Tactical Equity Income Fund”), the Good Harbor Tactical Core Emerging Markets Fund (“Tactical Core Emerging Markets Fund”), formerly known as Good Harbor Tactical Core International Emerging Markets Fund, the Good Harbor Tactical Currency Strategy Fund (“Tactical Currency Strategy Fund”), and the Tactical Core US II Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company. The investment objective of the Tactical Core US Fund, the Tactical Core Developed Markets Fund, the Tactical Core Emerging Markets Fund, the Tactical Currency Strategy Fund and the Tactical Core US II Fund is total return from capital appreciation and income. The investment objective of the Tactical Equity Income Fund is total return from capital appreciation with an emphasis on income.

The Tactical Core US Fund, Tactical Core Developed Markets Fund, Tactical Equity Income Fund, Tactical Core Emerging Markets Fund, and Tactical Core Currency Strategy Fund currently offer three classes of shares: Class A, Class I and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I and Class C shares are offered at net asset value. Each share class represents an interest in the same assets of the Fund and share classes are identical except for differences in their distribution charges, sales charges, and minimum investment amounts. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Tactical Core US II Fund offers one share class; Class I. The Tactical Core US Fund Class A shares and Class I shares commenced operations on December 31, 2012 and Class C shares commenced operations on January 4, 2013, the Tactical Core Developed Markets Fund and Tactical Equity Income Fund commenced operations on September 30, 2013 and the Tactical Core Emerging Markets Fund commenced operations on December 20, 2013.The Tactical Currency Strategy Fund commenced operations on May 30, 2014. The Tactical Core US II Fund commenced operations on May 16, 2014.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the- counter market quotations are readily

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Futures Contracts - The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions - The Funds are subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Funds may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Funds’ investments measured at fair value:

GOOD HARBOR TACTICAL CORE US FUND
Assets	Level 1	Level 2	Level 3	Total
Investments *
Equity Funds	$143,338,341	$—	$—	$143,338,341
Short - Term Investment	245,065,954	—	—	245,065,954
Total	$388,404,295	$—	$—	$388,404,295
Derivatives
Long Futures Contracts**	$3,977,560	—	—	$3,977,560

GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND
Assets	Level 1	Level 2	Level 3	Total
Investments *
Equity Funds	$2,143,674	$—	$—	$2,143,674
Short - Term Investment	70,663	—	—	70,663
Total	$2,214,337	$—	$—	$2,214,337

GOOD HARBOR TACTICAL EQUITY INCOME FUND
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$109,033,779	$—	$—	$109,033,779
Equity Funds	10,118,818	—	—	10,118,818
Short - Term Investment	60,964,009	—	—	60,964,009
Total	$180,116,606	$—	$—	$180,116,606
Liabilities
Derivatives
Written Call Options	$874,785	—	—	$874,785

GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND
Assets	Level 1	Level 2	Level 3	Total
Investments *
Equity Funds	$664,233	$—	$—	$664,233
Short - Term Investment	28,800	—	—	28,800
Total	$693,033	$—	$—	$693,033

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

GOOD HARBOR TACTICAL CURRENCY STRATEGY FUND
Assets	Level 1	Level 2	Level 3	Total
Investments *
Short - Term Investment	$267,910	$—	$—	$267,910
Total	$267,910	$—	$—	$267,910
Derivatives
Forward Currency Exchange Contracts	—	$4,506	—	$4,506
Liabilities
Derivatives
Forward Currency Exchange Contracts	—	$11,265	—	$11,265

TACTICAL CORE US II FUND
Assets	Level 1	Level 2	Level 3	Total
Investments *
Equity Funds	$82,702	$—	$—	$82,702
Short - Term Investment	2,362	—	—	2,362
Total	$85,064	$—	$—	$85,064

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*    Refer to the Portfolios of Investments for security classifications.
** Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day variation margin is reported within the Statements of Assets and Liabilities.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Withholding taxes on foreign dividends have been provided for in accordance with Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts – As foreign securities are purchased, the Funds generally enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward foreign currency contracts in the Statement of Operations. For the six months ended March 31, 2015 the Tactical Currency Strategy Fund had net realized loss of $16,977 on forward foreign currency exchange contracts.

Futures Contracts – The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

As of March 31, 2015, the Tactical Core US Fund held futures subject to equity price risk in the amount of $3,977,560. This amount represents the unrealized appreciation on futures held as of March 31, 2015.

The derivative instruments outstanding as of March 31, 2015 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Tactical Core US Fund, Tactical Developed Markets Fund, Tactical Equity Income Fund, Tactical Emerging Markets Fund and Tactical Currency Strategy Fund.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. A Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is a Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

The number of option contracts written and the premiums received by the Tactical Equity Income Fund for the six months ended March 31, 2015, were as follows:

	Written Call Options
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	(3,415)	$(575,222)
Options written	(3,124)	(621,286)
Options closed	1,302	222,866
Options exercised	2,768	493,070
Options expired	—	—
Options outstanding, end of period	(2,469)	$(480,572)

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Tactical Core US Fund, Tactical Equity Income Fund, and Tactical Currency Strategy Fund’s Statement of Assets and Liabilities as of March 31, 2015:

		Asset Derivatives		Liability Derivatives
	Contract Type/Primary Risk
Fund	Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	Equity/Interest Rate			Variation margin - Due to
Tactical Core US Fund	Contracts			Broker	$1,132,900

Tactical Equity Income Fund	Equity			Options Written, at value	874,785

		Unrealized appreciation		Unrealized depreciation
		on forward foreign		on forward foreign
Tactical Currency Strategy Fund	Currency	currency transactions	4,506	currency transactions	11,265

The following is a summary of the location of derivative investments on the Tactical Core US Fund, Tactical Equity Income Fund, and Tactical Currency Strategy Fund’s Statement of Operations as of March 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate Contracts
Net realized gain (loss) on futures contracts;
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on options written
Net change in unrealized appreciation/depreciation from options written
Net realized gain (loss) on investments
Net change in unrealized appreciation/depreciation on investments

Currency Contracts	Net realized gain (loss) on forward foreign currency exchange contracts Net change in unrealized appreciation/depreciation on forward foreign currency contracts

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

The following is a summary of the Funds’ realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2015:

Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Equity Risk	Interest Rate Risk	Currency Risk	Total for the Six Months ended March 31, 2015
Tactical Core US Fund
Futures	$(19,590,669)	$(1,144,386)	$—	$(20,735,055)
Tactical Core Developed Markets Fund
Futures	$(217,740)	$1,866	$—	$(215,874)
Tactical Core Equity Income Fund
Options Written	$4,309,674	$—	$—	$4,309,674
Tactical Core Emerging Markets Fund
Futures	$(42,119)	$6,097	$—	$(36,022)
Tactical Currency Strategy Fund
Forward Foreign Currency Contracts	$—	$—	$16,977	$16,977

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Equity Risk	Interest Rate Risk	Currency Risk	Total for the Six Months ended March 31, 2015
Tactical Core US Fund
Futures	$16,353,617	$2,677,045	$—	$19,030,662
Tactical Core Developed Markets Fund
Futures	$(85)	$147	$—	$62
Tactical Core Equity Income Fund
Options Written	$(703,437)	$—	$—	$(703,437)
Tactical Core Emerging Markets Fund
Futures	$(55)	$149	$—	$94
Tactical Currency Strategy Fund
Forward Foreign Exchange Contracts	$—	$—	$(7,654)	$(7,654)

Offsetting of Financial Assets and Derivative Assets

The Tactical Core US Fund’s policy is to recognize a net asset or liability equal to the net variation margin for futures contracts. During the six months ended March 31, 2015, the Tactical Core US Fund, Tactical Equity Income Fund, and Tactical Currency Strategy Funds were not subject to any master netting arrangements. The following tables show additional information regarding the offsetting of assets and liabilities at March 31, 2015 for the Tactical Core US Fund, Tactical Equity Income Fund, and Tactical Currency Strategy Fund.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

Tactical Core US Fund

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$(1,132,900)	$—	$(1,132,900)	$—	$1,132,900	$—
Total	$(1,132,900)	$—	$(1,132,900)	$—	$1,132,900	$—

Tactical Equity Income Fund

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Options Written	$(874,785)	$—	$(874,785)	$874,785	$—	$—
Total	$(874,785)	$—	$(874,785)	$874,785	$—	$—

Tactical Currency Strategy Fund

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Forward Foreign Currency Transactions	$4,506	$—	$4,506	$—	$—	$4,506
Total	$4,506	$—	$4,506	$—	$—	$4,506

Tactical Currency Strategy Fund

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Forward Foreign Currency Transactions	$(11,265)	$—	$(11,265)	$4,506	$—	$(6,759)
Total	$(11,265)	$—	$(11,265)	$4,506	$—	$(6,759)

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
Tactical Core US Fund	Annually	Annually
Tactical Core Developed Markets Fund	Annually	Annually
Tactical Equity Income Fund	Monthly	Annually
Tactical Core Emerging Markets Fund	Annually	Annually
Tactical Currency Strategy Fund	Annually	Annually
Tactical US II Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.           ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Good Harbor Financial, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of each Fund’s investment portfolio.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Tactical Core US Fund, Tactical Core Developed Markets Fund, Tactical Equity Income Fund, Tactical Core Emerging Markets Fund, and Tactical Core US II Fund’s average daily net assets and 1.25% Tactical Currency Strategy Fund of the Tactical Currency Strategy Fund’s average daily net assets. During the six months ended March 31, 2015, the Advisor earned the following fees:

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

Fund	Advisory Fee
Tactical Core US Fund	$3,095,056
Tactical Core Developed Markets Fund	30,036
Tactical Equity Income Fund	1,087,582
Tactical Core Emerging Markets Fund	9,647
Tactical Currency Strategy Fund	804
Tactical Core US II Fund	496

Pursuant to a written agreement (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2016 for the Tactical Core US Fund, January 31, 2016 for the Tactical Core Developed Markets Fund, the Tactical Equity Income Fund, the Tactical Core Emerging Markets Fund, Tactical Currency Strategy Fund, Tactical Core US II Fund, to waive a portion of its advisory fee and to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.40%, 2.15% and 1.15% of the daily average net assets attributable to the Tactical Core US Fund, Tactical Core Developed Markets Fund, Tactical Equity Income Fund, and Tactical Core Emerging Markets Fund, Tactical Core US II Fund’s, and 1.75%, 2.50% and 1.50% for the Tactical Currency Strategy Fund’s Class A, Class C and Class I shares, respectively. During the six months ended March 31, 2015, the Advisor waived fees and reimbursed expenses in the amounts of:

Fees waived/reimbursed by
FUND	the Advisor
U.S. Tactical Core Fund	$2,046
Tactical Core Developed Markets Fund	71,486
Tactical Equity Income Fund	51,872
Tactical Core Emerging Markets Fund	72,149
Tactical Currency Strategy Fund	77,106
Tactical Core US II	12,647

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Tactical Core US Fund, Tactical Developed Markets Fund, Tactical Equity Income Fund, and Tactical Core US II Fund’s operating expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.40%, 2.15% and 1.15% of average daily net assets, the Advisor shall be entitled to reimbursement by each Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Tactical Core US Fund, Tactical Developed Markets Fund, Tactical Equity Income Fund, and Tactical Core US II Fund’s expenses to exceed 1.40%, 2.15% and 1.15% of average daily net assets for Class A, Class C and Class I shares, respectively. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.40%, 2.15% and 1.15% per annum of the Tactical Core US Fund, Tactical Developed Markets Fund, Tactical Equity Income Fund, and Tactical Core US II Fund’s average daily net assets, respectively, the reimbursements shall be suspended.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Tactical Currency Strategy Fund’s operating expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.75%, 2.50% and 1.50% of average daily net assets, the Advisor shall be entitled to reimbursement by each Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Tactical Currency Strategy Fund’s expenses to exceed 1.75%, 2.50% and 1.50% of average daily net assets for Class A, Class C and Class I shares, respectively. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.75%, 2.50% and 1.50% per annum of the Tactical Currency Strategy Fund’s average daily net assets, respectively, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through September 30 of the year indicated.

Fund	2016	2017
Tactical Core US Fund	$—	$—
Tactical Core Developed Markets Fund	—	138,355
Tactical Equity Income Fund	—	160,146
Tactical Core Emerging Markets Fund	—	114,442
Tactical Currency Strategy Fund	—	68
Tactical Core US II Fund	—	22,404

The Trust, with respect to each Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan for Class A and Class C shares (“Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable to each Fund’s Class A and Class C shares, respectively. Pursuant to the Plan, each Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. Pursuant to the Plans, the table below shows the fees incurred during the six months ended March 31, 2015.

Fund	Distribution (12b-1) fee
Tactical Core US Fund
Class A	$174,111
Class C	973,897
Tactical Core Developed Markets Fund
Class A	1,633
Class C	5,946
Tactical Equity Income Fund
Class A	$78,446
Class C	221,265
Tactical Core Emerging Markets Fund
Class A	122
Class C	629
Tactical Currency Strategy Fund
Class C	4

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the six months ended March 31, 2015.

	Underwriting	Amount
Fund	Commisions	Retained
Tactical Core US Fund
Class A	$9,782	$64,710
Class C	101,365	66,085
Tactical Core Developed Markets Fund
Class C	1,558	220
Tactical Equity Income Fund
Class A	6,460	39,858
Class C	25,636	42,078
Tactical Core Emerging Markets Fund
Class A	31	160
Class C	331	255

Class C shares of the Tactical Core US Fund, Tactical Core Developed Markets Fund, Tactical Equity Income Fund and Tactical Core Emerging Markets Fund are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first twelve months after their purchase. The table below shows the amount of CDSC paid by shareholders of the Fund during the six months ended March 31, 2015.

Fund	CDSC Paid
Tactical Core US Fund	$127,270
Tactical Core Developed Markets Fund	1,558
Tactical Core Equity Income Fund	24,981
Tactical Core Emerging Markets Fund	331

In addition, certain affiliates of the GFS provide services to the Funds as follows:

Gemini Fund Services, LLC. (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of the GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of the GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from GFS under the administrative servicing agreement.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

4.           INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended March 31, 2015 were as followed:

Fund	Purchases	Sales
Tactical US Core Fund	$1,739,642,338	$2,341,712,126
Tactical Core Developed Markets Fund	14,247,789	24,935,102
Tactical Equity Income Fund	116,225,737	230,787,841
Tactical Core Emerging Markets Fund	8,475,490	9,904,871
Tactical Core US II Fund	303,937	309,428

5.           REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to each Fund. For the six months ended March 31, 2015 the redemption fees are as follows:

Fund	Redemption Fee
Tactical Core US Fund
Class A	$3,039
Class C	820
Class I	6,066
Tactical Core Developed Markets Fund
Class C	10
Class I	148
Tactical Equity Income Fund
Class A	4,787
Class C	118
Class I	7,739
Tactical Core Emerging Markets Fund
Class A	5
Class C	10
Class I	256

6.           UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Tactical Core US II Fund currently seeks to achieve its investment objectives by investing a portion of its assets in iShares ETFs. The Tactical Core US II Fund invests in iShares Russell 2000 ETF, (the “Security”). The Tactical Core US Fund, Tactical Equity Income Fund, and Tactical Currency Strategy Fund currently seek to achieve their investment objective by investing a portion of its assets in the Invesco Short Term Investments Trust – Liquid Assets Portfolio. The Funds may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at “www.sec.gov” or on the Funds’ websites, “www.iShares.com” and “www.Invesco.com”. As of March 31, 2015, the percentage of the Tactical Core US II Fund’s net assets invested in the iShares Russell 2000 ETF was 29.2%, the percentage of the Tactical Core US Fund, Tactical Equity Income Fund, and Tactical Currency Fund’s net assets invested in the Invesco Short Term Investments Trust – Liquid Assets Portfolio was 58.7%, 35.2%, and 96.8%, respectively.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

7.           BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2015 the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the Fund.

		Percentage of Voting Securities
Fund	Shareholder	as of March 31, 2015
Tactical Core US Fund	First Clearing, LLC	36.2%
Tactical Core Developed Markets Fund	LPL Financial	42.3%
Tactical Emerging Markets Fund	LPL Financial	41.3%
Tactical Currency Strategy Fund	LPL Financial	51.0%
Tactical Currency Strategy Fund	Marcus Franklin	43.4%
Tactical US II Fund	Ingersoll Cear, LLC	100.0%

8.           DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended September 30, 2014 was as follows:

For the period ended September 30, 2014:
	Ordinary	Exempt	Long-Term
Fund	Income	Income	Capital Gains	Total
Good Harbor Tactical Core U.S. Fund	$5,720,523	$—	$8,536,503	$14,257,026
Good Harbor Tactical Core Developed Markets Fund	—	—	—	—
Good Harbor Tactical Equity Income Fund	2,404,824	—	—	2,404,824
Good Harbor Tactical Core Emerging Markets Fund	—	—	—	—
Good Harbor Tactical Currency Strategy Fund	—	—	—	—
Good Harbor Tactical Core US II Fund	—	—	—	—

There were no distributions for the year ended September 30, 2013.

As of September 30, 2014, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Good Harbor Tactical Core U.S. Fund	$—	$—	$(176,448,536)	$—	$—	$(32,833,998)	$(209,282,534)
Good Harbor Tactical Core Developed Markets Fund	164,198	—	(322,958)	—	—	(894,867)	(1,053,627)
Good Harbor Tactical Equity Income Fund	505,432	—	(1,871,626)	—	(136,374)	(22,007,640)	(23,510,208)
Good Harbor Tactical Core Emerging Markets Fund	37,657	—	—	—	—	(93,816)	(56,159)
Good Harbor Tactical Currency Strategy Fund	2,260	—	—	—	—	3	2,263
Good Harbor Tactical Core US II Fund	520	—	(3,943)	—	—	(1,615)	(5,038)

The difference between book basis and tax basis unrealized depreciation, undistributed net investment income and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, the mark-to-market treatment of 1256 contracts, and adjustments for straddles losses and foreign currency contracts.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Good Harbor Tactical Core U.S. Fund incurred and elected to defer such late year losses of $637,878.
Late Year
Fund	Losses
Good Harbor Tactical Core U.S. Fund	$637,878
Good Harbor Tactical Core Developed Markets Fund	—
Good Harbor Tactical Equity Income Fund	—
Good Harbor Tactical Core Emerging Markets Fund	—
Good Harbor Tactical Currency Strategy Fund	—
Good Harbor Tactical Core US II Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Good Harbor Tactical Core U.S. Fund	$175,810,658
Good Harbor Tactical Core Developed Markets Fund	322,958
Good Harbor Tactical Equity Income Fund	1,871,626
Good Harbor Tactical Core Emerging Markets Fund	—
Good Harbor Tactical Currency Strategy Fund	—
Good Harbor Tactical Core US II Fund	3,943

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), non-deductible losses and the reclass of net operating losses, resulted in reclassifications for the following Funds for the year ended September 30, 2014 as follows:
Fund	Capital	Income (Loss)	Gains (Loss)
Good Harbor Tactical Core U.S. Fund	$—	$295,900	$(295,900)
Good Harbor Tactical Core Developed Markets Fund	(66)	66	—
Good Harbor Tactical Equity Income Fund	—	(3,265)	3,265
Good Harbor Tactical Core Emerging Markets Fund	—	—	—
Good Harbor Tactical Currency Strategy Fund	—	1,867	(1,867)
Good Harbor Tactical Core US II Fund	—	—	—

8.           SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOOD HARBOR FUNDS
EXPENSE EXAMPLES (Unaudited)
 March 31, 2015

As a shareholder of each Good Harbor Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Good Harbor Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expenses Paid During Period 10/1/14 – 3/31/15 *	Annualized Expense Ratio
Good Harbor Tactical Core US Fund
Class A	$1,000.00	$964.00	$6.86	1.40%
Class C	$1,000.00	$960.40	$10.52	2.15%
Class I	$1,000.00	$965.20	$5.63	1.15%
Good Harbor Tactical Core Developed
Markets Fund
Class A	$1,000.00	$993.50	$6.96	1.40%
Class C	$1,000.00	$989.00	$10.66	2.15%
Class I	$1,000.00	$995.50	$5.72	1.15%
Good Harbor Tactical Equity Income
Fund
Class A	$1,000.00	$961.50	$6.85	1.40%
Class C	$1,000.00	$958.50	$10.50	2.15%
Class I	$1,000.00	$963.30	$5.63	1.15%
Good Harbor Tactical Core Emerging
Markets Fund
Class A	$1,000.00	$957.90	$6.83	1.40%
Class C	$1,000.00	$955.60	$10.48	2.15%
Class I	$1,000.00	$958.40	$5.61	1.15%
Good Harbor Tactical Currency
Strategy Fund
Class A	$1,000.00	$1,114.60	$9.23	1.75%
Class C	$1,000.00	$1,114.60	$13.18	2.50%
Class I	$1,000.00	$1,114.60	$7.91	1.50%

GOOD HARBOR FUNDS
EXPENSE EXAMPLES (Unaudited) (Continued)
March 31, 2015

Tactical Core US II Fund
Class I	$1,000.00	$1,014.70	$5.78	1.15%

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expenses Paid During Period 10/1/14 – 3/31/15 *	Annualized Expense Ratio
Good Harbor Tactical Core US Fund
Class A	$1,000.00	$1,017.95	$7.04	1.40%
Class C	$1,000.00	$1,014.19	$10.52	2.15%
Class I	$1,000.00	$1,019.20	$5.63	1.15%
Good Harbor Tactical Core Developed
Markets Fund
Class A	$1,000.00	$1,017.95	$7.04	1.40%
Class C	$1,000.00	$1,014.21	$10.80	2.15%
Class I	$1,000.00	$1,019.20	$5.79	1.15%
Good Harbor Tactical Equity Income
Fund
Class A	$1,000.00	$1,017.95	$7.04	1.40%
Class C	$1,000.00	$1,014.21	$10.80	2.15%
Class I	$1,000.00	$1,019.20	$5.79	1.15%
Good Harbor Tactical Core Emerging
Markets Fund
Class A	$1,000.00	$1,017.95	$7.04	1.40%
Class C	$1,000.00	$1,014.21	$10.80	2.15%
Class I	$1,000.00	$1,019.20	$5.79	1.15%
Good Harbor Tactical Currency
Strategy Fund
Class A	$1,000.00	$1,016.21	$8.80	1.75%
Class C	$1,000.00	$1,012.47	$12.54	2.50%
Class I	$1,000.00	$1,017.45	$7.54	1.50%
Tactical Core US II Fund
Class I	$1,000.00	$1,019.20	$5.79	1.15%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

GOOD HARBOR FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2015

Advisory Agreement Renewal - Good Harbor Tactical Core U.S. Fund

In connection with a meeting held on November 19, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Good Harbor Financial, LLC (“GHF”) and the Trust, with respect to the Good Harbor Tactical Core U.S. Fund (the “Fund”).

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board noted that GHF is an investment adviser established in 2003 and specializing in alternative investment solutions for institutions, private clients, advisers, and several mutual funds. The Board reviewed the credentials of the individuals responsible for the management of the Fund, noting that they exhibit very strong financial and educational backgrounds. The Board reviewed GHF’s investment approach, noting that it utilizes a disciplined, model driven investment approach that produces proprietary indicators aimed at measuring momentum and strength in equity and bond prices, and is retrospectively validated and back tested. The Board noted that GHF maintains the flexibility to make defensive investment allocations when the model indicates downside risks are prevalent. The Board recognized not all strategy risks can be eliminated and that GHF’s approach may miss some market upswings, but it may also mitigate market volatility. The Board noted that GHF had no material compliance or litigation issues during the past two years and further noted their satisfaction with the results and GHF’s response to a regulatory exam in 2012. The Board reviewed the GHF’s best execution practices and their approach to broker-dealer evaluations, block trading, trade allocation, and trade rotation policies and found them to be robust and satisfactory. The Trustees noted their positive experience with GHF through their role as adviser to other funds in the Trust and their satisfaction with GHF’s infrastructure, robust compliance program, skilled and experienced investment professionals and their overall business model. The Board concluded they are comfortable that GHF has and will continue to provide a high level of service to the Fund and its shareholders.

Performance. The Board reviewed the Fund’s performance and noted that it underperformed its peer group, Morningstar category average, and the S&P 500 for each of the one year and since inception periods. The Board noted that part of this underperformance related to the Fund’s investment model producing a defensive signal in early 2014, causing the Fund to miss much of the equity rally occurring during this time. The Board further noted that a volatile small cap market has hurt the Fund’s returns and caused the portfolio to frequently shift between various allocation states that have resulted in suboptimal allocation shifts which created further losses. The Board considered GHF’s belief that the market will correct and GHF’s confidence that model will perform well over the long term. While the Board expressed concern that GHF’s model has not yet performed in a strong market, the Board agreed that GHF appears to have the expertise to provide the Fund and its shareholders with satisfactory performance in the future and will continue to carefully monitor the Fund’s performance.

Fees and Expenses. The Board noted that the GHF charges an annual management fee of 1.00%, which is lower than its peer group average, higher than its Morningstar category average and within the range of fees charged by the Morningstar category and peer group. The Board further noted that the Fund’s expense ratio of 1.15%, after fee waiver, is lower than both its peer group and Morningstar category average. The Board concluded that, given the tactical nature of the strategy and the Fund’s lower than average expense ratio, the proposed management fee is reasonable.

GOOD HARBOR FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2015

Economies of Scale. The Board discussed the size of the Fund and its prospect for growth, recognizing that GHF had begun to obtain meaningful economies of scale, but significant redemptions during the period caused the Fund to lose a significant amount of assets, preventing meaningful economies justifying breakpoints from being reached. The Board further noted that the Fund’s management fee is lower than its peers, reducing the Trustees ability to negotiate breakpoints at this time. The Board took note that a representative of GHF agreed that, as the Fund grows and its assets become less volatile, it would be willing to discuss the implementation of breakpoints at that time. The Board concluded that the implementation of breakpoints was not ripe and agreed to monitor and address the issue at the appropriate time.

Profitability. The Trustees reviewed the profitability analysis in connection with GHF’s advisory relationship with the Fund, noting that, although profit margins and revenue are high, the analysis does not include costs of the portfolio management team, as this team is compensated as equity owners rather than as employees, which would significantly reduce GHF’s profit margins had it been included. Further, the Board acknowledged that this profitability analysis is based on precarious cash flows related to significant volatility in the Fund’s asset levels and that putting additional pressure on the adviser is not prudent. The Board concluded that it was satisfied that GHF’s profitability level associated with its relationship with the Fund is reasonable.

Conclusion. Having requested and received such information from GHF as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of the Fund.

GOOD HARBOR FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
 March 31, 2015

Approval of Advisory Agreement – Good Harbor Tactical Core International Developed Markets Fund

In connection with a meeting held on August 22, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Good Harbor Financial, LLC. (“GHF”) and the Trust, with respect to the Good Harbor Tactical Core International Developed Markets Fund (“Core International”).

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service.  The Board noted that GHF was established in 2003 and specializes in the management of alternative, tactical and flexible investment solutions.  The Board noted GHF manages approximately $5.1 billion in assets for over 13,000 clients including institutions, family offices and private clients. The Board reviewed the background information of the key investment personnel responsible for Core International, and found them to have impressive education credentials along with extensive financial industry experience fully capable of providing portfolio management, research, trading, operations, compliance and marketing services.  The Board noted that GHF utilizes its research and analysis to produce a disciplined, model driven approach that focuses on proprietary indicators that measures momentum, global and country specific economic conditions, and yield curve dynamics of U.S. Treasury and sovereign government debt, in order to quantify and validate by back testing investment strategies and determine the portfolio’s allocations.  The Board recognized that in managing portfolio risk, GHF provides continuous reevaluation of the strategy’s standard deviation, market risk, correlation risk and credit risk in addition to concentration risks to sector, holdings and market.  The Board noted that GHF maintains the flexibility to make defensive allocations when these downside risks are elevated as indicated by the model.  The Board described the results of the GHF’s 2012 SEC exam and were satisfied with GHF’s response to the exam findings. The Board noted it has some previous experience with GHF through the first mutual fund GHF launched at the end of 2012, and thus far has been satisfied with GHF’s solid infrastructure and experienced professionals.  The Board concluded it is comfortable that GHF will deliver a high level of quality service to Core International and its future shareholders.

Performance.  The Board reviewed the results of a composite of separately managed accounts (“SMA”) managed by GHF, the Tactical Core International Composite, which utilizes some leverage and has a similar strategy to Core International, and noted it has returned 13.09% (net of SMA fees) since its inception October 31, 2012, and a gross return of 15.35%.  The Board noted that although the composite underperformed the benchmark (MSCI World ex-US) returns of 26.05%, the Board recognizes the strategy model can periodically produce defensive indicators causing the strategy to miss some market gains, which is a critical component in mitigating investor’s exposure to sharp market declines.  The Board recognized that the returns reflect that the strategy performed as intended.

The Board recognizes that past results are no guarantee of futures results but based on the information presented and its previous experience with another mutual fund in the Trust managed the GHF, the Board concluded GHF has a well-honed investment approach and the potential to deliver positive results to the benefit of Core International and its future shareholders.

Fees & Expenses.  The Board noted that for Core International GHF proposed a management fee of 1.00%, which is higher than the Fund’s selected peer group average, 0.88%, but well within the high/low range of fees charged by the those funds (0.55% – 1.15%).  The Board further noted that the advisory fee is higher than the Morningstar category averages presented, but well within the range of fees charged by those funds (0.00% – 1.95%).  The Board noted that GHF has agreed to a fee waiver which is estimated to reduce the total fees to

GOOD HARBOR FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2015

shareholders to 0.80%, thereby making the fees more competitive.  The Board considered that given the complex nature of this international strategy and the defensive allocation, GHF can execute when the model indicators deem it necessary and the Board concluded that the management fees are reasonable.  The Board noted the complex nature of constructing and managing an international strategy that has the mandate to take a defensive stance in less favorable market environments and concluded that the management fee is reasonable.

Economies of Scale.  The Board discussed the anticipated size of Core International, and its prospects for growth.  The Trustees concluded that based on the anticipated size of Core International, meaningful economies justifying breakpoints will not likely be realized during the initial term of the Advisory Agreement.  However, a representative of GHF agreed that as Core International grows and GHF achieves economies of scale, GHF would be willing to evaluate implementation of breakpoints.  The Board agreed to monitor and address the issue at the appropriate time.

Profitability.  The Board considered the anticipated profits to be realized by GHF in connection with the operation of Core International and whether the amount of profit is a fair entrepreneurial profit for the management of Core International.  The Trustees noted that GHF anticipates earning a not insignificant profit in connection with its relationship with Core International, during the initial term of the agreement.  The Board was satisfied that GHF’s anticipated profitability level associated with its relationship with Core International is reasonable.

Conclusion.  Having requested and received such information from the GHF as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable in the circumstances and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of the Good Harbor Tactical Core International Developed Markets Fund.

GOOD HARBOR FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2015

Approval of Advisory Agreement – Good Harbor Tactical Equity Income Fund

In connection with a meeting held on August 22, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Good Harbor Financial, LLC (“GHF”) and the Trust, with respect to the Good Harbor Tactical Equity Income Fund (“Equity Income”).

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service.  The Board noted that GHF was established in 2003 and specializes in the management of alternative, tactical and flexible investment solutions.  The Board noted GHF manages approximately $5.1 billion in assets for over 13,000 clients including institutions, family offices and private clients.  The Board reviewed the background information of the key investment personnel responsible for servicing the Fund and found them to have impressive education credentials along with extensive financial industry experience fully capable of providing portfolio management, research, trading, operations, compliance and marketing services.  The Board noted that for Equity Income, GHF uses a fundamental and quantitative research approach employing several screens focused on deriving potential companies that achieve its earnings from tangible assets, for investments that are principally sound but trading at low valuations due to various temporary factors.  The Board recognized that in managing portfolio risk, GHF provides continuous reevaluation of the strategy’s standard deviation, market risk, correlation risk and credit risk in addition to concentration risks to sector, holdings and market.  The Board noted that GHF maintains the flexibility to make defensive allocations when these downside risks are elevated as indicated by the model.  The Board described the results of the GHF’s 2012 SEC exam and were satisfied with GHF’s response to the exam findings. The Board noted it has some previous experience with GHF through the first mutual fund GHF launched at the end of 2012, and thus far has been satisfied with GHF’s solid infrastructure and experienced professionals.  The Board concluded it is comfortable that GHF will deliver a high level of quality service to Equity Income and its future shareholders.

Performance.  The Board reviewed the results of a composite of SMA accounts managed by GHF, the Tactical Equity Income, which has a similar strategy as Equity Income and noted it has returned 21.51% for one year, 22.04% over five years, 19.86% over ten years and 20.09% since inception December 31, 2000 (net of SMA fees).  The Board recognized this was a strong outperformance compared to the benchmark, S&P 500 TR Index, which returned 16.89%, 5.21%, 7.88% and 3.54%, over the same time periods, respectively.  The Board noted that the strategy performed as it was designed and has benefited from stock market exposure during a sustained bull market, but note it also has the flexibility to make defensive moves during weaker equity environments.

The Board recognizes that past results are no guarantee of futures results but based on the information presented and its previous experience with another mutual fund in the Trust managed the GHF, the Board concluded GHF has a well-honed investment approach and the potential to deliver positive results to the benefit of the shareholders.

Fees & Expenses.  The Board noted that with respect to Equity Income, GHF proposed a management fee of 1.00%, which is higher than the selected peer group average, and equal to the highest fee in the selected peer group which ranged from (0.60% – 1.00%).  The Board further noted that the advisory fee is higher than the Morningstar category averages and but well within the range of fees charged by those funds (0.00% – 1.98%).  The Board noted that GHF has agreed to a fee waiver which is estimated to reduce the actual fee to 0.80%, thereby making it more competitive.  The Board concluded that the management fee is reasonable.

GOOD HARBOR FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
 March 31, 2015

Economies of Scale.  The Board discussed the anticipated size of Equity Income, and its prospects for growth.  The Trustees concluded that based on the anticipated size of the Fund, meaningful economies justifying breakpoints will not likely be realized during the initial term of the Advisory Agreement.  However, a representative of GHF agreed that as the Fund grows and GHF achieves economies of scale, GHF would be willing to evaluate implementation of breakpoints.  The Board agreed to monitor and address the issue at the appropriate time.

Profitability.  The Board considered the anticipated profits to be realized by GHF in connection with the operation of Equity Income and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that GHF anticipates earning a not insignificant profit in connection with its relationship with the Fund, during the initial term of the Advisory Agreement.  The Board was satisfied that GHF’s anticipated profitability level associated with its relationship with the Fund is reasonable.

Conclusion.  Having requested and received such information from the GHF as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of the Good Harbor Tactical Equity Income Fund.

GOOD HARBOR FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2015

Approval of Advisory Agreement – Good Harbor Tactical Core Emerging Markets Fund

In connection with a meeting held on November 21-22, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Good Harbor Financial, LLC (“GHF”) and the Trust, with respect to the Good Harbor Tactical Core International Emerging Markets Fund (“Good Harbor EM”).

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service.  The Board noted that GHF was established in 2003 and specializes in the management of alternative, tactical and flexible investment solutions.  The Board noted GHF manages approximately $8 billion in assets for over 19,000 clients including institutions, family offices and private clients.  The Board reviewed the background information of the key investment personnel that will be responsible for servicing Good Harbor EM and found them to have impressive education credentials along with extensive financial industry experience fully capable of providing portfolio management, research, trading, operations, compliance, and marketing services.  The Board noted that GHF will utilize its research and analysis to produce a disciplined, model driven approach that focuses on proprietary indicators that measure momentum, global and country specific economic conditions, and yield curve dynamics of U.S. Treasury and sovereign government debt, in order to quantify and validate by back testing investment strategies and determine the portfolio’s allocations.  The Board recognized that in managing portfolio risk, GHF provides continuous reevaluation of the strategy’s standard deviation, market risk, correlation risk and credit risk in addition to concentration risks to sector, holdings and market.  The Board noted that GHF maintains the flexibility to make defensive allocations when these downside risks are elevated as indicated by the model.  The Board reviewed and discussed the results of the GHF’s 2012 SEC exam and were satisfied with GHF’s response to the exam findings. The Board noted it has previous experience with GHF in connection with other funds in the Trust, and thus far have been satisfied with GHF’s solid infrastructure, experienced professionals and overall business model.  The Board concluded it is satisfied that GHF has the ability to deliver a high level of quality service to Good Harbor EM and its future shareholders.

 Performance.  The Board reviewed the results of a composite of separately managed accounts (“SMA”) managed by GHF, the Tactical Core US Composite, and noted it has returned 23.05% for one year, 24.51% over five years, 13.88% over ten years and 15.75% since its inception, April 30, 2003.  The Board recognized that the composite outperformed compared to the benchmark (S&P 500) over the five year, ten year and since periods which returned 15.17%, 7.46% and 8.58%, respectively but underperformed the benchmark over the one year period (27.18%).  The Board recognizes the strategy model can periodically produce defensive indicators which are critical components in mitigating investor’s exposure to sharp market declines; therefore, causing the strategy to miss some market gains.  The Board considered that the performance of the SMA composite demonstrated the power and consistency of GHF’s methodology, but noted that the composite does not reflect performance based on a strategy similar to that of Good Harbor EM.  The Board noted that while past performance is not indicative of future results, based on the information presented and its previous experience with other mutual funds managed by GHF, the Board concluded GHF has the potential to deliver reasonable results to Good Harbor EM to the benefit of its future shareholders.

Fees & Expenses.  The Board noted that GHF proposed a management fee of 1.00%, which is higher than Good Harbor EM’s selected peer group average, 0.88%, but within the high/low range of fees charged by the those funds (0.55% – 1.15%).  The Board further noted that the advisory fee is higher than the Morningstar

GOOD HARBOR FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2015

category averages presented, but within the range of fees charged by those funds (0.00% – 1.45% for the World Allocation category); (0.00% – 1.95% for the World Stock category); and (0.00% – 1.75% for the Foreign Large Blend category).  The Board noted that GHF has agreed to a fee waiver which is estimated to reduce the total fees paid to GHF to 0.80%, thereby making the fees more competitive.  The Board noted that the Good Harbor EM’s estimated net expense ratio (1.15% exclusive of 12b-1 fees) is within the high/low range of the peer group and Morningstar categories and lower than the peer group average.  Given the complex nature of the strategy, which includes the ability to make defensive allocations, and the quality resources available to GHF, the Board concluded that the management fee is reasonable.

Economies of Scale.  The Board discussed the anticipated size of Good Harbor EM, and its prospects for growth during the initial term of the Advisory Agreement.  The Trustees concluded that based on the anticipated size of Good Harbor EM, meaningful economies justifying breakpoints will not likely be realized during the initial term of the Advisory Agreement.  A representative of GHF agreed that as Good Harbor EM grows and GHF achieves economies of scale, GHF would be willing to evaluate implementation of breakpoints.  The Board agreed to monitor and address the issue at the appropriate time.

Profitability.  The Board considered the anticipated profits to be realized by GHF in connection with the operation of Good Harbor EM and whether the amount of profit is a fair entrepreneurial profit for the management of Good Harbor EM.  The Trustees noted that GHF anticipates earning a modest net profit in connection with its relationship with Good Harbor EM during the initial year of the Advisory Agreement.  The Board concluded that it was satisfied that GHF’s anticipated profitability level associated with its relationship with Good Harbor EM is reasonable.

Conclusion.  Having requested and received such information from the GHF as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable in the circumstances and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of Good Harbor Tactical Core International Emerging Markets Fund.

GOOD HARBOR FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2015
Approval of Advisory Agreement – Good Harbor Tactical Currency Strategy Fund

In connection with a meeting held on February 12, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the investment advisory agreements (the “Advisory Agreement”) between Good Harbor Financial, LLC (“GHF”) and the Trust, with respect to the Good Harbor Tactical Currency Strategy Fund (“Good Harbor TC”) (the “Fund”).  In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor.  The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service.  The Board noted that GHF was established in 2003 and specializes in the management of alternative, tactical and flexible investment solutions.  The Board noted that at the end of December 2013, GHF was managing approximately $10.6 billion in assets for over 23,000 separately managed accounts consisting of institutions, family offices, private clients, and during the past year 4 mutual funds.  The Board recognized that since it began working with GHF, they have been satisfied with the adviser’s business model and is impressed that GHF has more than doubled its assets under management over that same time span. The Board reviewed the background information of the key investment personnel responsible for servicing the Fund and found them to have impressive education credentials holding advanced degrees from prestigious universities, along with extensive financial industry experience, fully capable of providing a full array of portfolio management services required to manage the Fund, including supervision of the sub-adviser.  The Board noted that GHF will delegate the Fund’s day-to-day management responsibility to a sub-adviser with extensive experience in currency investing and trading to execute the strategy with the adviser providing due diligence and compliance oversight of the sub-adviser in addition to marketing the Fund.  The Board noted that the adviser and sub-adviser will develop the investment guidelines to the Fund and will monitor those guidelines manually through the use of pre-trade compliance tests in addition to reviewing compliance reports received from the Fund’s administrator with any guideline breaches reported to the adviser’s chief compliance officer who will escalate and seek immediate corrective action. The Board noted that there has been no material compliance or litigation issues over the past 36 months reported by GHF.  The Board noted in May 2012, GHF had an SEC exam that identified certain items for corrective action.  The Board previously reviewed and discussed the results and the corrective actions taken and expressed their satisfaction.  The Board has previous experience with GHF through four other mutual funds launched starting at the end of 2012 and throughout 2013, and thus far has been satisfied with GHF’s solid infrastructure, robust compliance program, experienced professionals and overall business model.  The Board concluded they are satisfied the Adviser will deliver a high level of quality service to the Fund and its shareholders.

Performance.  The Board noted that while this Fund has not yet commenced trading, the Board was provided with results of a FDO currency strategy that was “carved out” of a broader composite and that reflects a 7% targeted volatility.  The Board also noted that it was provided the results of the GMQ strategy with a 10% targeted volatility. The Board noted that at 7% volatility, the GMQ strategy returned 5.16% and 6.14% for the one year and since inception (June 13, 2012) periods, respectively. The Board further noted that the GMQ strategy outperformed its benchmarks; (the Barclay Hedge Currency Traders Index and Morningstar Multicurrency Category which returned 1.13% and (-3.28%) for the one year period, respectively).  The Board noted that since inception data for the Barclay Hedge Currency Traders Index and Morningstar Multicurrency Category were not available.  It was noted to the Board that FDO’s strategies are managed to a zero benchmark and are relatively uncorrelated with many of the typical strategies that G10 currency managers use.  The Board noted that GHF believes FDO is a best in class tactical currency strategist and while past performance is not indicative of future

GOOD HARBOR FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2015

results, the Board concluded that based on results provided and conversations with GHF personnel, the strategy has the potential to provide reasonable performance for the benefit of the Fund and its shareholders.

Fees & Expenses.  The Board noted that GHF proposed a management fee of 1.25%, which is lower than the Fund’s selected peer group average of 1.35% and within the high/low range of fees charged by the those funds (0.89% – 2.99%).  The Board further noted that the advisory fee is higher than those in its Morningstar category.  The Board noted that the Adviser intends to have an expense limitation agreement in place that will limit expenses to 1.25% for Class I shares.   The Board noted that this was in the range of fees charged by the peer group (0.99% – 4.60%) and the range of fees charged by the Morningstar Category (0.65% – 1.54%).  When considering the tactical nature of the strategy, the oversight responsibilities to be performed by the Adviser and the fact that retail clients can gain access to a hedge fund type strategy for a lower fee than the traditional hedge fund fee of 2% plus 20% incentive fee, the Board concluded the management fee is reasonable.

Economies of Scale.  The Board discussed the anticipated size of the Fund, and its prospects for growth during the initial term of the Advisory Agreement.  The Trustees concluded that based on the anticipated size of the Fund, meaningful economies justifying breakpoints will not likely be realized during the initial term of the Advisory Agreement.  A representative of the adviser agreed that as the Fund grows and the adviser achieves economies of scale, the adviser would be willing to evaluate implementation of breakpoints.  The Board agreed to monitor and address the issue at the appropriate time.

Profitability.  The Board considered the anticipated profits to be realized by GHF in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that GHF anticipates earning a modest net profit in connection with delivering its advisory services to the Fund during the initial year of the Advisory Agreement.  The Board concluded that it was satisfied that GHF’s anticipated profitability level associated with its relationship with the Fund is reasonable.

Conclusion.  Having requested and received such information from the GHF as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable in the circumstances and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of Good Harbor TC.

GOOD HARBOR FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
 March 31, 2015

Approval of Advisory Agreement – Good Harbor Tactical Core US II Fund

In connection with a meeting held on May 7, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the investment advisory agreements (the “Advisory Agreement”) between Good Harbor Financial, LLC (“GHF”) and the Trust, with respect to the Good Harbor Tactical Core US II Fund (“Tactical Core II”) (the “Fund”).  In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor.  The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service. The Board noted that GHF is an investment adviser  established in 2003 and provides personalized investment management services specializing in alternative investment solutions for institutions, private clients, advisers, and several mutual funds. The Board reviewed the credentials of the five individuals responsible for the administration of Tactical Core II, noting that they have over seventy years of accumulated service in the industry, impressive educational backgrounds, and appear capable of providing a full array of portfolio management services. The Board reviewed GHF’s investment approach, noting that it utilizes a disciplined, model driven investment approach that produces proprietary indicators aimed at measuring momentum and strength in equity and bond prices, and is retrospectively validated and back tested. The Board recognized not all strategy risks can be eliminated and that GHF’s approach may miss some market upswings, but it may also mitigate market volatility.  The Board noted that GHF had no material compliance or litigation issues during the past two years and further noted that GHF had a regulatory exam in 2012 and the Board had previously reviewed the results of that exam and was satisfied with the actions taken.  The Board reviewed the GHF’s best execution practices and their approach to broker dealer evaluations, block trading, trade allocation, and trade rotation policies and found them to be robust and satisfactory.  The Trustees noted their positive experience with GHF as the adviser to other funds in the Trust and their satisfaction with GHF’s infrastructure, robust compliance program, skilled and experienced investment professionals and their overall business model.  The Board viewed as positive GHF’s investment in additional personnel as the firm’s assets under management have grown.  The Board concluded they are comfortable that GHF has the potential to deliver a high level of quality service to the Fund and its shareholders.

Performance.  The Board reviewed the performance of Good Harbor I since its inception on December 31, 2012 and a composite of separately managed accounts that use the Tactical Core strategy (“Tactical Core Composite Accounts”) from its inception in 2003, both of which employ the same strategy intended for Tactical Core II. The Board acknowledged that while the Tactical Core Composite Accounts’ one year return of 2.51% underperformed the S&P 500’s 21.86% one year return, the Tactical Core Composite Accounts’ five year, ten year and since inception returns of 21.84%, 12.13%, and 14.82%, respectively, outperformed the S&P 500’s returns of 21.16%, 7.42% and 8.97%, respectively, for the same time periods.  Similarly, when compared to the Morningstar Moderate Allocation Category, the Tactical Core Composite Accounts underperformed the category over the one-year period but outperformed the category over five-year and ten-year periods  The Board emphasized the importance of the Tactical Core Composite Accounts’ strong long term results, noting that this indicated that the strategy can work as designed, as its focus on long term performance may cause it to miss some short term market upswings, but the use of defensive tactics appears to allow it the ability to avoid significant downturns as well. Although past performance is not indicative of futures results, the Board concluded that GHF has the potential to provide satisfactory performance for the benefit of Tactical Core II and its prospective shareholders.

GOOD HARBOR FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
 March 31, 2015

Fees & Expenses.  The Board noted that the GHF proposed an annual management fee of 1.00%, which is the same management fee charged to Good Harbor I.  The proposed fee is lower than its peer group average of 1.10%, higher than its Morningstar category average of 0.60% and within the range of fees charged by the Morningstar Category (0.00%-1.50%). The Board further noted that Tactical Core II’s estimated expense ratio of 1.19% is lower than both its peer group (1.70%) and Morningstar category average (1.50%).   The Board concluded that, given the tactical nature of the strategy and the quality of the services to be provided, as well as Fund’s low anticipated expense ratio, the proposed management is very reasonable.

Economies of Scale. The Board discussed the anticipated size of Tactical Core II and its prospects for growth.  The Trustees concluded that it is not clear when the adviser will begin to realize meaningful economies of scale, recognizing that the Fund will likely be more complex to manage as it grows, but they will engage the adviser in negotiations as the Fund grows to a meaningful size. They noted a representative of GHF agreed that it would be willing to evaluate breakpoints in the future. The Board agreed to monitor and address the issue at the appropriate time.

Profitability.  The Board considered the anticipated profits to be realized by GHF in connection with the operation of Tactical Core II and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that GHF anticipates earning a modest net profit in connection with delivering its advisory services to Tactical Core II during the initial year of the Advisory Agreement. The Board also noted that as the Fund grows, GHF will have to employ more complex strategies to continue to employ the strategy. The Board concluded that it was satisfied that GHF’s anticipated profitability level associated with its relationship with the Fund is reasonable.

Conclusion. Having requested and received such information from the GHF as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable in the circumstances and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of Tactical Core II.

PRIVACY NOTICE	Rev. February 2014

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number and income
■ assets, account transfers and transaction history
■ investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do

How does Northern Lights Fund Trust III protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?
We collect your personal information, for example, when you

■    open an account or give us contact information
■    provide account information or give us your income information
■    make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes— information about your creditworthiness
■    affiliates from using your information to market to you
■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-270-2848 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, or will file other complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available, or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-270-2848.

INVESTMENT ADVISOR
Good Harbor Financial, LLC
155 N. Wacker Drive, Suite 850
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/10/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/10/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/10/15